PROVISIONS (CURRENT AND NON-CURRENT) - Reconciliation of provision (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Reconciliation of provision
Current provisions	$ 487,682	$ 505,583
Estimated term for provision settlement	12 months
Annual leave
Reconciliation of provision
Balance at the beginning of the financial year	$ 145,499	239,821
(Less)/ Add: obligation accrued during the year	91,106	155,967
Less: utilized during the year	(84,253)	(250,289)
Balance at the end of the financial year	152,352	145,499
Current provisions	152,352	145,449
Long service leave
Reconciliation of provision
Balance at the beginning of the financial year	271,933	299,739
(Less)/ Add: obligation accrued during the year	10,226
(Less)/ Add: obligation accrued during the year		(27,806)
Less: utilized during the year	(37,610)
Balance at the end of the financial year	244,549	271,933
Current provisions	243,740	268,544
Annual leave and long service leave
Reconciliation of provision
Non current provisions	$ 335,655	$ 325,421